Earnings/(loss) per share	6 Months Ended
Jun. 30, 2024
Earnings/(loss) per share
Earnings/(loss) per share

19Earnings/(loss) per share

Basic earnings/(loss) per share is computed by dividing the net profit/(loss) attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period.

15 million Earnout Shares have been excluded from the calculation of weighted average shares outstanding, as they are contingently issuable subject to achieving certain milestones on the trading price and volume of our Class A ordinary shares on NASDAQ.

As the Group was loss-making during the six-month period ended 30 June 2024, potentially dilutive instruments all have an anti-dilutive impact and therefore have been excluded in the calculation of diluted weighted average number of ordinary shares outstanding. These instruments include certain outstanding equity awards, warrants, share options and convertible loans and could potentially dilute earnings per share in the future.

The following table sets forth the computation of basic and dilutive earnings/(loss) from the continued operations per share attributable to the Group’s ordinary shareholders:

	(Unaudited)	(Unaudited)
	For the six-	For the six-
	month period	month period
	ended 30	ended 30
	June 2024	June 2023
(Loss)/profit from continuing operations for the period attributable to equity holders of the Parent Company	(5,692,847)	3,589,285
Loss from discontinued operations for the period attributable to equity holders of the Parent Company	—	(1,511,817)

Weighted average number of ordinary shares outstanding during the period	8,528,466	6,566,922

Profit/(loss) per share attributable to equity holders of the Parent Company from continuing operations – basic	(0.67)	0.55

Profit/(loss) per share attributable to equity holders of the Parent Company from continuing operations – diluted	(0.67)	0.44

Profit/(loss) per share attributable to equity holders of the Parent Company – basic	(0.67)	0.32

Profit/(loss) per share attributable to equity holders of the Parent Company – Diluted	(0.67)	0.25